ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Jan. 01, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following provides a breakdown of accounts payable and accrued expenses:

	January 1, 2022	January 2, 2021
Accounts payable	$2,749	$28
Accrued payroll, taxes and bonuses	8,594	12,913
Other accrued expenses	1,189	2,089
Total	$12,532	$15,030